Acquisitions and divestments - Opening Balance sheet as of acquisition date (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Jul. 09, 2018
Acquisitions and divestments - Text Details (Detail) [Line Items]
Goodwill	€ 8,654		€ 8,503
Contingent liabilities recognised as of acquisition date	11		€ 361
EPDSolutionsLtd[Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Goodwill	271	€ 271
Identifiable intangible assets recognised as of acquisition date	227
Cash and cash equivalents recognised as of acquisition date	2			€ 2
Trade and other payables recognised as of acquisition date	2
Deferred tax liabilities recognised as of acquisition date	3
Contingent liabilities recognised as of acquisition date	245			€ 239
Assets (liabilities), total	250
Financed by equity	€ 250